INTANGIBLE ASSETS AND GOODWILL, NET - Additional Information (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)
Disclosure of detailed information about intangible assets [line items]
Impairment loss		S/ 1,410	S/ 1,060
Activation of intangibles in progress		64,900
DataLake system
Disclosure of detailed information about intangible assets [line items]
Activation of intangibles in progress | $	$ 19.7
Inversioners IMT [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		S/ 38,200